Derivative Contracts - Gain/(Loss) Recognized in Income on Derivative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Not Designated as Hedging Instrument | Foreign exchange contracts | Gain (loss) on derivative instruments
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) to net income from derivative instruments	$ 16.0	$ (14.0)
Not Designated as Hedging Instrument | Interest rate swap | Gain (loss) on derivative instruments
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) to net income from derivative instruments	(81.1)	(130.2)
Designated as Hedging Instrument | Foreign exchange contracts | General, administrative and corporate expenses
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on foreign currency fair value hedge derivatives	(3.2)	0.9
Designated as Hedging Instrument | Foreign exchange contracts | Net change from current period hedged transactions
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on foreign currency fair value hedge derivatives	$ 0.3	$ 4.8